Description of Operations (Details) (USD $) In Millions, except Per Share data, unless otherwise specified	6 Months Ended
	Jul. 09, 2013 Clearwire Acquisition [Member]	Jul. 10, 2013 SoftBank Merger [Member]	Oct. 22, 2012 SoftBank Merger [Member]	Jul. 09, 2013 Clearwire [Member] Clearwire Acquisition [Member]
Nature of Operations [Line Items]
Convertible Debt			$ 3,100
Payments to Acquire Businesses, Net of Cash Acquired	$ 3,500	$ 14,100
Business Acquisition, Share Price				$ 5.00